Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Note 8. Income Taxes
	Year Ended December 31,
	2015	2014	2013
Current tax expense:
U.S. federal	$37(1)	$85	$67
U.S. state and local	1(1)	13	11
International	62	73	88
Total current tax expense	100	171	166
Deferred tax (benefit) expense:
U.S. federal	(187)	(20)	(4)
U.S. state and local	(14)	(3)	(2)
International	3	1	(8)
Total deferred tax benefit	(198)	(22)	(14)
Total (benefit from) provision for income taxes	$(98)	$149	$152

(1)	Recorded pursuant to the tax matters agreement.

The significant components of deferred tax assets and liabilities are as follows:
	December 31, 2015	December 31, 2014
Deferred tax assets – noncurrent:
Other assets and other accrued liabilities	$257	$188
Tax loss carryforwards	124	36
Total deferred tax assets – noncurrent	381	224
Valuation allowance	—	(36)
Total deferred tax assets, net	381	188
Deferred tax liabilities – noncurrent:
Goodwill and other intangibles	—	(2)
Accrued expenses and other liabilities	(7)	(34)
Property, plant and equipment	(530)	(533)
Inventories and other assets	(31)	(33)
Total deferred tax liabilities – noncurrent	(568)	(602)
Net deferred tax liability	$(187)	$(414)

An analysis of the Company’s effective tax rate is as follows:
	Year Ended December 31,
	2015	2014	2013
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	5.1%	1.0%	1.0%
Benefit from (lower effective tax rate) on international operations – net	12.0%	(9.6)%	(10.2)%
Valuation allowance	—%	2.0%	1.2%
Exchange (gains) losses	0.5%	2.7%	2.3%
Depletion	3.4%	(3.9)%	(4.1)%
Goodwill	(3.2)%	—%	—%
Section 199 deduction	—%	(0.7)%	(0.8)%
Other, net	(0.5)%	0.6%	2.0%
Total effective tax rate	52.3%	27.1%	26.4%

(Loss) income before income taxes for U.S. and international operations was:
	Year Ended December 31,
(Dollars in millions)	2015	2014	2013
U.S. (including exports)	$(492)	$244	$224
International	304	306	352
Total pre-tax (loss) income	$(188)	$550	$576

Chemours recorded a tax benefit of  $98 for the year ended December 31, 2015 and provisions of  $149 and $152 for the years ended December 31, 2014 and 2013, respectively. The $247 decrease in the tax provision was primarily due to tax benefits recognized from the restructuring and asset impairment charges in the United States recorded in the second half of 2015, partially offset by earnings in foreign jurisdictions.
The decrease in state income tax provision and the corresponding increase in the state effective tax rate, net of federal benefit, for the year ended December 31, 2015 as compared to 2014 and 2013 is due to the tax benefit recognized from the restructuring and asset impairment charges in the United States. The tax benefit from international operations is primarily driven by Chemours’ overall geographic mix of earnings. The Company did not have valuation allowance as of December 31, 2015 as compared to 2014 and 2013, as the valuation allowance relates to pre-spin assets that are the responsibilities of DuPont pursuant to the tax matters agreement. Exchange (gains) losses principally reflect the impact of non-taxable gains and losses resulting from remeasurement of foreign currency-denominated monetary assets and liabilities. Depletion represents the tax benefit from the percentage depletion deductions taken pursuant to Section 613 of the Code. Goodwill represents the tax effect of the goodwill reallocation based on Chemours’ new business reporting units and impairment charges, as described in Note 13. In addition, Chemours is entitled to a domestic manufacturing deduction relating to income from certain qualifying domestic production activities pursuant to Section 199 of the Code in tax years 2014 and 2013, as well as a one-time tax benefit recognized in 2014 relating to a tax accounting method change. Consistent with the discussion in Note 2, the pre-spin effective tax rate stated herein may not be indicative of the future effective tax rate of Chemours as a result of the separation from DuPont.
Under the tax laws of various jurisdictions in which the Company operates, deductions or credits that cannot be fully utilized for tax purposes during the current year may be carried forward or back, subject to statutory limitations, to reduce taxable income or taxes payable in the future or prior years. At December 31, 2015, the tax effect of such carryforwards is $124. Of this amount, $25 expires in 2026, $90 expires in 2036, and $9 expires from 2021 to 2036, the majority of which expires in 2036. Based on analysis of the cumulative earnings from the prior three years, the Company determined it is more likely than not that these assets will be fully utilized.
At December 31, 2015, in connection with the spin-off, the Company deemed approximately $1.5 billion of unremitted earnings of subsidiaries outside the U.S. as indefinitely reinvested. No deferred tax liability has been recognized with regard to the remittance of such earnings. It is not practical to estimate the income tax liability that might be incurred if such earnings were remitted to the U.S.
Each year, Chemours and/or its subsidiaries, files income tax returns in the U.S. federal jurisdiction and various states and non-U.S. jurisdictions. These tax returns are subject to examination and possible challenge by the taxing authorities. Positions challenged by the taxing authorities may be settled or appealed by Chemours and/or DuPont in accordance with the tax matters agreement. As a result, income tax uncertainties are recognized in Chemours’ Consolidated Financial Statements in accordance with accounting for income taxes, when applicable. It is reasonably possible that changes to Chemours’ global unrecognized tax benefits could be significant; however, due to the uncertainty regarding the timing of completion of audits and possible outcomes, a current estimate of the range of such changes that may occur within the next twelve months cannot be made.
As previously discussed in Note 3, prior to our spin-off, Chemours was included in DuPont’s consolidated income tax returns, and Chemours’ income taxes for those periods are computed and reported herein under the “separate return method.” Use of the separate return method may result in differences when the sum of the amounts allocated to stand-alone tax provisions are compared with amounts presented in Consolidated Financial Statements. In that event, the related deferred tax assets and liabilities could be significantly different from those presented herein for these periods. Certain tax attributes, e.g., net operating loss carryforwards, which were actually reflected in DuPont’s consolidated financial statements may or may not exist at the stand-alone Chemours level. Chemours’ Consolidated Financial Statements do not reflect any amounts due to DuPont for income tax-related matters prior to the separation as it is assumed that all such amounts due to DuPont were settled on December 31 of each year.
The following table shows the change in our unrecognized tax benefit.
	Year Ended December 31,
	2015	2014	2013
Total unrecognized tax benefits as of January 1	$39	$26	$24
Gross amounts of decreases in unrecognized tax benefits as a result of adjustments to tax provisions taken during the prior period	—	(1)	(1)
Gross amounts of increases in unrecognized tax benefits as a result of tax positions taken during the current period	—	15	5
Reduction to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(32)(1)	(1)	(2)
Total unrecognized tax benefits as of December 31	$7	$39	$26
Total unrecognized tax benefits, if recognized, that would impact the effective tax rate	$—	$39	$26
Total amount of interest and penalties recognized in the Consolidated Statements of Operations	1(1)	2	2
Total amount of interest and penalties recognized in the Consolidated Balance Sheets	—	8	6

(1)	Recorded pursuant to the tax matters agreement.

The following is a rollforward of the deferred tax asset valuation allowance for the years ended December 31, 2015, 2014 and 2013.
	Year Ended December 31,
	2015	2014	2013
Balance at beginning of period	$36	$26	$19
Net charges to income tax expense	—	10	7
Release of valuation allowance(1)	(36)	—	—
Balance at end of period	$—	$36	$26

(1)
Release of valuation allowance during 2015 was primarily related to the tax attributes retained by DuPont pursuant to the tax matters agreement.